Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Investments, All Other Investments [Abstract]
Other Non-Current Assets
Other non-current assets are detailed below:

	December 31,	December 31,
	2023	2022
Equity securities	31	26
Public funding receivables	210	156
Taxes and other government receivables	22	—
French research tax credit receivable	246	294
Defined benefit plans	15	9
Prepayments and deposits to third parties	224	107
Derivative instruments	2	13
Other non-current assets	58	56
Total	808	661